Expected credit loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected credit loss	$ 44,679	$ 29,490
Net increase of loss allowance	4,204,876	3,168,983	$ 2,285,218
Credit Card Receivable [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance	2,675,197	2,211,862	1,849,706
Recovery	(312,947)	(192,415)	(158,747)
Expected credit loss	2,362,250	2,019,447	1,690,959
Loans To Customer [Member]
IfrsStatementLineItems [Line Items]
Net increase of loss allowance	1,999,646	1,257,358	634,356
Recovery	(183,235)	(107,646)	(43,683)
Expected credit loss	1,816,411	1,149,712	590,673
Other [Member]
IfrsStatementLineItems [Line Items]
Expected credit loss	$ 26,215	$ (176)	$ 3,586